Loan from the European Investment Bank (“Eib”) (Details) - Schedule of the Liability Presented in the Balance Sheets is Comprised - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Schedule of the Liability Presented in the Balance Sheets is Comprised [Abstract]
Effective interest rate loan component	6.84%
Loan component	$ 4,172		$ 3,965
Effective interest rate Royalties’ component	15.52%
Royalties’ component	$ 289		290
Total	$ 4,461	$ 4,345	$ 4,255